QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings Inc.	12,500	$750,625

Entertainment - 0.5%
Glu Mobile Inc.	93,000	713,775	*
Marcus Corp.	12,600	97,398

Total Entertainment		811,173

Interactive Media & Services - 0.5%
EverQuote Inc., Class A Shares	4,600	177,744	*
Yelp Inc.	26,000	522,340	*

Total Interactive Media & Services		700,084

Media - 0.1%
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Perion Network Ltd.	25,000	174,500	*

Total Media		174,500

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems Inc.	11,800	217,592

TOTAL COMMUNICATION SERVICES		2,653,974

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.0%
Dana Inc.	41,000	505,120
Dorman Products Inc.	4,000	361,520	*
LCI Industries	2,500	265,725
Standard Motor Products Inc.	9,300	415,245

Total Auto Components		1,547,610

Automobiles - 0.3%
Winnebago Industries Inc.	9,000	465,030

Diversified Consumer Services - 0.7%
frontdoor Inc.	8,300	322,953	*
K12 Inc.	18,000	474,120	*
WW International Inc.	13,000	245,310	*

Total Diversified Consumer Services		1,042,383

Hotels, Restaurants & Leisure - 2.9%
BJ’s Restaurants Inc.	17,648	519,557
Bloomin’ Brands Inc.	39,000	595,530
Boyd Gaming Corp.	30,000	920,700
Cracker Barrel Old Country Store Inc.	1,200	137,592
Dine Brands Global Inc.	10,200	556,818
Jack in the Box Inc.	7,100	563,101

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	1

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Papa John’s International Inc.	4,000	$329,120
Penn National Gaming Inc.	12,000	872,400	*

Total Hotels, Restaurants & Leisure		4,494,818

Household Durables - 2.6%
KB Home	28,000	1,074,920
M/I Homes Inc.	10,400	478,920	*
MDC Holdings Inc.	17,500	824,250
Meritage Homes Corp.	9,000	993,510	*
Sonos Inc.	34,000	516,120	*

Total Household Durables		3,887,720

Internet & Direct Marketing Retail - 1.0%
Etsy Inc.	7,400	900,062	*
Magnite Inc.	26,168	181,737	*
Overstock.com Inc.	3,500	254,275	*
PetMed Express Inc.	4,200	132,804

Total Internet & Direct Marketing Retail		1,468,878

Leisure Products - 0.6%
Nautilus Inc.	13,000	223,080	*
Smith & Wesson Brands Inc.	19,000	294,880
Vista Outdoor Inc.	18,600	375,348	*

Total Leisure Products		893,308

Multiline Retail - 0.3%
Big Lots Inc.	11,700	521,820

Specialty Retail - 2.3%
America’s Car-Mart Inc.	4,000	339,520	*
Asbury Automotive Group Inc.	4,500	438,525	*
Dick’s Sporting Goods Inc.	6,000	347,280
Genesco Inc.	10,500	226,170	*
Hibbett Sports Inc.	18,500	725,570	*
Lithia Motors Inc., Class A Shares	2,900	661,026
Rent-A-Center Inc.	19,300	576,877
Zumiez Inc.	5,600	155,792	*

Total Specialty Retail		3,470,760

Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp.	7,000	1,540,070	*
Lakeland Industries Inc.	17,000	336,600	*

Total Textiles, Apparel & Luxury Goods		1,876,670

TOTAL CONSUMER DISCRETIONARY		19,668,997

See Notes to Schedule of Investments.

2	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 3.3%
Beverages - 0.6%
Boston Beer Co. Inc., Class A Shares	1,050	$927,528	*

Food & Staples Retailing - 1.2%
Andersons Inc.	13,000	249,210
Rite Aid Corp.	24,300	230,607	*
SpartanNash Co.	35,915	587,210
Sprouts Farmers Market Inc.	12,700	265,811	*
United Natural Foods Inc.	30,600	455,022	*

Total Food & Staples Retailing		1,787,860

Food Products - 0.8%
Fresh Del Monte Produce Inc.	7,600	174,192
John B Sanfilippo & Son Inc.	4,400	331,672
Sanderson Farms Inc.	5,700	672,429

Total Food Products		1,178,293

Household Products - 0.3%
Spectrum Brands Holdings Inc.	6,800	388,688

Personal Products - 0.2%
USANA Health Sciences Inc.	4,900	360,885	*

Tobacco - 0.2%
Vector Group Ltd.	34,600	335,274

TOTAL CONSUMER STAPLES		4,978,528

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Arch Resources Inc.	8,100	344,088
DHT Holdings Inc.	75,900	391,644
International Seaways Inc.	10,000	146,100
Nordic American Tankers Ltd.	185,900	648,791
PDC Energy Inc.	18,600	230,547	*
REX American Resources Corp.	5,874	385,393	*
Southwestern Energy Co.	119,200	280,120	*
World Fuel Services Corp.	28,000	593,320

TOTAL ENERGY		3,020,003

FINANCIALS - 13.8%
Banks - 5.4%
Bancorp Inc.	40,000	345,600	*
Bank of N.T. Butterfield & Son Ltd.	19,000	423,320
BankUnited Inc.	17,000	372,470
Berkshire Hills Bancorp Inc.	28,001	283,090
Boston Private Financial Holdings Inc.	53,300	294,216
Byline Bancorp Inc.	10,000	112,800

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	3

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Cadence BanCorp	42,000	$360,780
Central Pacific Financial Corp.	17,200	233,404
Community Trust Bancorp Inc.	3,600	101,736
Equity Bancshares Inc., Class A Shares	5,500	85,250	*
First BanCorp	99,920	521,582
First Busey Corp.	12,000	190,680
First Commonwealth Financial Corp.	32,646	252,680
First Financial Corp.	9,900	310,860
First Horizon National Corp.	80,187	756,163
First Midwest Bancorp Inc.	35,692	384,760
Flushing Financial Corp.	20,400	214,608
Great Western Bancorp Inc.	19,000	236,550
Hancock Whitney Corp.	11,253	211,669
Hanmi Financial Corp.	36,708	301,373
Heartland Financial USA Inc.	11,300	338,944
Hope Bancorp Inc.	24,900	188,867
Midland States Bancorp Inc.	16,000	205,600
OFG Bancorp	27,642	344,419
Peoples Bancorp Inc.	10,600	202,354
Umpqua Holdings Corp.	24,000	254,880
United Community Banks Inc.	18,000	304,740
Wintrust Financial Corp.	9,500	380,475

Total Banks		8,213,870

Capital Markets - 2.2%
Affiliated Managers Group Inc.	8,800	601,744
Artisan Partners Asset Management Inc., Class A Shares	17,300	674,527
BGC Partners Inc., Class A Shares	130,900	314,160
Brightsphere Investment Group Inc.	52,000	670,800
Evercore Inc., Class A Shares	9,500	621,870
Federated Hermes Inc., Class B Shares	21,000	451,710

Total Capital Markets		3,334,811

Consumer Finance - 1.1%
Encore Capital Group Inc.	13,900	536,401	*
Enova International Inc.	45,000	737,550	*
EZCORP Inc., Class A Shares	58,000	291,740	*
Navient Corp.	14,500	122,525

Total Consumer Finance		1,688,216

Insurance - 2.1%
American Equity Investment Life Holding Co.	26,035	572,510
Assured Guaranty Ltd.	12,900	277,092

See Notes to Schedule of Investments.

4	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Insurance - (continued)
eHealth Inc.	6,300	$497,700	*
HCI Group Inc.	8,000	394,320
National General Holdings Corp.	14,500	489,375
Primerica Inc.	4,071	460,593
Universal Insurance Holdings Inc.	26,340	364,545
White Mountains Insurance Group Ltd.	200	155,800

Total Insurance		3,211,935

Thrifts & Mortgage Finance - 3.0%
Essent Group Ltd.	24,000	888,240
Flagstar Bancorp Inc.	15,000	444,450
Meridian Bancorp Inc.	14,000	144,900
Meta Financial Group Inc.	18,900	363,258
MGIC Investment Corp.	67,000	593,620
Mr. Cooper Group Inc.	41,000	915,120	*
NMI Holdings Inc., Class A Shares	20,000	356,000	*
Radian Group Inc.	52,518	767,288

Total Thrifts & Mortgage Finance		4,472,876

TOTAL FINANCIALS		20,921,708

HEALTH CARE - 23.3%
Biotechnology - 10.9%
ACADIA Pharmaceuticals Inc.	11,500	474,375	*
Acceleron Pharma Inc.	3,800	427,614	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Acorda Therapeutics Inc.	21,148	10,891	*
Allakos Inc.	1,300	105,885	*
AMAG Pharmaceuticals Inc.	19,712	185,293	*
Amicus Therapeutics Inc.	23,000	324,760	*
Arcturus Therapeutics Holdings Inc.	4,250	182,325	*
Arcus Biosciences Inc.	5,000	85,700	*
Arena Pharmaceuticals Inc.	11,671	872,874	*
Arrowhead Pharmaceuticals Inc.	11,800	508,108	*
Avid Bioservices Inc.	12,641	96,324	*
Biohaven Pharmaceutical Holding Co. Ltd.	3,600	234,036	*
Bioxcel Therapeutics Inc.	3,200	138,752	*
Bluebird Bio Inc.	2,400	129,480	*
Blueprint Medicines Corp.	7,000	648,900	*
CareDx Inc.	12,000	455,280	*
Catalyst Pharmaceuticals Inc.	85,800	254,826	*
Celldex Therapeutics Inc.	5,172	76,701	*
Chimerix Inc.	40,401	100,598	*

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	5

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Concert Pharmaceuticals Inc.	38,597	$379,023	*
Deciphera Pharmaceuticals Inc.	3,500	179,550	*
Eagle Pharmaceuticals Inc.	8,195	348,124	*
Editas Medicine Inc.	10,000	280,600	*
Emergent BioSolutions Inc.	6,058	625,973	*
Enanta Pharmaceuticals Inc.	8,400	384,552	*
Esperion Therapeutics Inc.	12,000	446,040	*
FibroGen Inc.	6,900	283,728	*
Five Prime Therapeutics Inc.	43,000	202,100	*
Geron Corp.	90,000	156,600	*
Halozyme Therapeutics Inc.	16,732	439,717	*
Infinity Pharmaceuticals Inc.	30,551	35,745	*
Inovio Pharmaceuticals Inc.	8,000	92,800	*
Insmed Inc.	11,500	369,610	*
Intercept Pharmaceuticals Inc.	2,400	99,504	*
Jounce Therapeutics Inc.	18,000	146,880	*
Karyopharm Therapeutics Inc.	28,400	414,640	*
Ligand Pharmaceuticals Inc.	2,500	238,300	*
Lumos Pharma Inc.	2,748	37,977	*
MacroGenics Inc.	7,000	176,330	*
Mirati Therapeutics Inc.	2,500	415,125	*
Momenta Pharmaceuticals Inc.	15,000	787,200	*
NantKwest Inc.	19,500	135,232	*
Novavax Inc.	4,300	465,905	*
PTC Therapeutics Inc.	8,100	378,675	*
Puma Biotechnology Inc.	11,200	113,008	*
REGENXBIO Inc.	8,200	225,664	*
Sage Therapeutics Inc.	3,900	238,368	*
Sangamo Therapeutics Inc.	25,608	241,996	*
Sorrento Therapeutics Inc.	20,000	223,000	*
Spectrum Pharmaceuticals Inc.	18,000	73,440	*
T2 Biosystems Inc.	109,000	148,240	*
Trevena Inc.	31,141	93,112	*
Turning Point Therapeutics Inc.	2,500	218,400	*
Ultragenyx Pharmaceutical Inc.	3,000	246,570	*
Vanda Pharmaceuticals Inc.	28,000	270,480	*
VAXART Inc.	70,000	465,500	*
Vaxcyte Inc.	7,100	350,598	*
Veracyte Inc.	7,500	243,675	*
Vir Biotechnology Inc.	300	10,299	*

See Notes to Schedule of Investments.

6	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Voyager Therapeutics Inc.	14,300	$152,581	*
XBiotech Inc.	10,500	200,445	*
Xencor Inc.	6,600	256,014	*

Total Biotechnology		16,604,042

Health Care Equipment & Supplies - 6.6%
Antares Pharma Inc.	117,500	317,250	*
Apyx Medical Corp.	53,600	252,456	*
Cardiovascular Systems Inc.	15,000	590,250	*
GenMark Diagnostics Inc.	44,000	624,800	*
Globus Medical Inc., Class A Shares	8,200	406,064	*
Haemonetics Corp.	7,500	654,375	*
Inogen Inc.	4,500	130,500	*
Integer Holdings Corp.	6,100	359,961	*
iRhythm Technologies Inc.	2,800	666,708	*
Lantheus Holdings Inc.	31,068	393,632	*
LivaNova PLC	2,600	117,546	*
Masimo Corp.	2,850	672,771	*
Meridian Bioscience Inc.	16,374	278,030	*
Natus Medical Inc.	16,774	287,339	*
Neogen Corp.	5,100	399,075	*
Nevro Corp.	4,800	668,640	*
Novocure Ltd.	6,000	667,860	*
Orthofix Medical Inc.	5,600	174,384	*
Quidel Corp.	2,650	581,357	*
Repro-Med Systems Inc.	42,300	305,406	*
Silk Road Medical Inc.	5,000	336,050	*
STAAR Surgical Co.	12,000	678,720	*
Surmodics Inc.	6,300	245,133	*
Tactile Systems Technology Inc.	4,000	146,360	*

Total Health Care Equipment & Supplies		9,954,667

Health Care Providers & Services - 2.8%
Amedisys Inc.	1,750	413,752	*
Ensign Group Inc.	14,209	810,766
Fulgent Genetics Inc.	12,801	512,552	*
Joint Corp.	23,800	413,882	*
LHC Group Inc.	1,600	340,096	*
Ontrak Inc.	10,600	636,000	*
Pennant Group Inc.	7,104	273,930	*

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	7

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Providence Service Corp.	4,600	$427,386	*
Triple-S Management Corp., Class B Shares	20,076	358,758	*

Total Health Care Providers & Services		4,187,122

Life Sciences Tools & Services - 0.9%
Fluidigm Corp.	30,000	222,900	*
Luminex Corp.	8,014	210,368
Medpace Holdings Inc.	4,000	447,000	*
Repligen Corp.	2,200	324,588	*
Syneos Health Inc.	3,700	196,692	*

Total Life Sciences Tools & Services		1,401,548

Pharmaceuticals - 2.1%
Akorn Inc.	90,500	2,579	*
Amphastar Pharmaceuticals Inc.	13,000	243,750	*
ANI Pharmaceuticals Inc.	6,500	183,365	*
Axsome Therapeutics Inc.	3,100	220,875	*
Corcept Therapeutics Inc.	30,000	522,150	*
Endo International PLC	33,000	108,900	*
Harrow Health Inc.	15,000	83,850	*
Innoviva Inc.	24,500	256,025	*
Intersect ENT Inc.	11,000	179,410	*
MyoKardia Inc.	1,500	204,495	*
Pacira BioSciences Inc.	10,000	601,200	*
Phibro Animal Health Corp., Class A Shares	13,000	226,200
Recro Pharma Inc.	11,000	23,100	*
Revance Therapeutics Inc.	9,567	240,514	*
Supernus Pharmaceuticals Inc.	5,246	109,327	*

Total Pharmaceuticals		3,205,740

TOTAL HEALTH CARE		35,353,119

INDUSTRIALS - 15.1%
Aerospace & Defense - 0.3%
AAR Corp.	11,675	219,490
Astronics Corp.	25,000	193,000	*

Total Aerospace & Defense		412,490

Airlines - 0.2%
Hawaiian Holdings Inc.	19,960	257,284
SkyWest Inc.	3,200	95,552

Total Airlines		352,836

Building Products - 2.3%
Apogee Enterprises Inc.	17,500	373,975
Builders FirstSource Inc.	38,708	1,262,655	*

See Notes to Schedule of Investments.

8	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Building Products - (continued)
Caesarstone Ltd.	19,200	$188,160
Insteel Industries Inc.	14,900	278,630
Masonite International Corp.	8,700	856,080	*
Patrick Industries Inc.	10,000	575,200

Total Building Products		3,534,700

Commercial Services & Supplies - 1.2%
Cimpress PLC	2,300	172,868	*
HNI Corp.	26,000	815,880
Interface Inc.	12,500	76,500
McGrath RentCorp.	6,700	399,253
Steelcase Inc., Class A Shares	33,000	333,630

Total Commercial Services & Supplies		1,798,131

Construction & Engineering - 2.4%
Aegion Corp.	9,000	127,170	*
Argan Inc.	12,693	531,964
Dycom Industries Inc.	15,500	818,710	*
EMCOR Group Inc.	2,400	162,504
Fluor Corp.	19,600	172,676
Granite Construction Inc.	12,600	221,886
Great Lakes Dredge & Dock Corp.	45,000	427,950	*
MYR Group Inc.	9,439	350,942	*
Orion Group Holdings Inc.	28,000	77,000	*
Primoris Services Corp.	28,351	511,452
Tutor Perini Corp.	24,000	267,120	*

Total Construction & Engineering		3,669,374

Electrical Equipment - 0.2%
American Superconductor Corp.	23,000	333,040	*

Machinery - 2.8%
Briggs & Stratton Corp.	158,200	41,330
Greenbrier Cos. Inc.	16,700	490,980
Hyster-Yale Materials Handling Inc.	9,500	352,925
Manitowoc Co. Inc.	35,000	294,350	*
Meritor Inc.	25,000	523,500	*
Navistar International Corp.	13,600	592,144	*
NN Inc.	58,500	301,860	*
REV Group Inc.	68,500	540,465
Terex Corp.	18,000	348,480
Titan International Inc.	131,900	381,191
Wabash National Corp.	33,000	394,680

Total Machinery		4,261,905

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	9

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Professional Services - 2.2%
Barrett Business Services Inc.	6,700	$351,348
CRA International Inc.	7,000	262,290
Exponent Inc.	5,500	396,165
FTI Consulting Inc.	6,700	709,999	*
Heidrick & Struggles International Inc.	14,100	277,065
Insperity Inc.	10,800	707,292
Kforce Inc.	11,100	357,087
TrueBlue Inc.	19,949	309,010	*

Total Professional Services		3,370,256

Road & Rail - 0.7%
Werner Enterprises Inc.	24,000	1,007,760

Trading Companies & Distributors - 2.8%
BMC Stock Holdings Inc.	20,000	856,600	*
H&E Equipment Services Inc.	11,500	226,090
Herc Holdings Inc.	18,000	712,980	*
MRC Global Inc.	34,600	148,088	*
NOW Inc.	25,300	114,862	*
Systemax Inc.	12,100	289,674
Textainer Group Holdings Ltd.	35,000	495,600	*
Titan Machinery Inc.	14,000	185,220	*
Triton International Ltd.	14,000	569,380
Veritiv Corp.	23,900	302,574	*
WESCO International Inc.	6,700	294,934	*

Total Trading Companies & Distributors		4,196,002

TOTAL INDUSTRIALS		22,936,494

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.1%
ADTRAN Inc.	29,000	297,395
Applied Optoelectronics Inc.	31,700	356,625	*
Ciena Corp.	8,000	317,520	*
NETGEAR Inc.	13,038	401,831	*
NetScout Systems Inc.	14,500	316,535	*

Total Communications Equipment		1,689,906

Electronic Equipment, Instruments & Components - 2.2%
Benchmark Electronics Inc.	36,000	725,400
Fabrinet	11,000	693,330	*
Methode Electronics Inc.	20,000	570,000
Plexus Corp.	7,252	512,209	*

See Notes to Schedule of Investments.

10	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Sanmina Corp.	26,500	$716,825	*
ScanSource Inc.	7,438	147,495	*

Total Electronic Equipment, Instruments & Components		3,365,259

IT Services - 1.4%
ExlService Holdings Inc.	7,500	494,775	*
LiveRamp Holdings Inc.	9,000	465,930	*
MAXIMUS Inc.	6,803	465,393
NIC Inc.	35,577	700,867

Total IT Services		2,126,965

Semiconductors & Semiconductor Equipment - 2.2%
Amkor Technology Inc.	57,937	648,895	*
Cirrus Logic Inc.	12,000	809,400	*
Diodes Inc.	8,000	451,600	*
DSP Group Inc.	8,000	105,440	*
Ichor Holdings Ltd.	5,000	107,850	*
Lattice Semiconductor Corp.	29,000	839,840	*
Photronics Inc.	27,300	271,908	*

Total Semiconductors & Semiconductor Equipment		3,234,933

Software - 6.4%
Alarm.com Holdings Inc.	7,500	414,375	*
Benefitfocus Inc.	6,300	70,560	*
Box Inc., Class A Shares	55,543	964,227	*
CommVault Systems Inc.	12,633	515,426	*
Cornerstone OnDemand Inc.	12,000	436,320	*
Five9 Inc.	6,000	778,080	*
HubSpot Inc.	3,600	1,052,028	*
Manhattan Associates Inc.	10,792	1,030,528	*
MobileIron Inc.	35,000	245,350	*
Paylocity Holding Corp.	4,300	694,106	*
Qualys Inc.	7,600	744,876	*
SailPoint Technologies Holding Inc.	15,500	613,335	*
SPS Commerce Inc.	13,000	1,012,310	*
Workiva Inc.	13,000	724,880	*
Xperi Holding Corp.	38,100	437,769

Total Software		9,734,170

Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf Inc.	39,000	297,960	*

TOTAL INFORMATION TECHNOLOGY		20,449,193

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	11

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
MATERIALS - 3.5%
Chemicals - 1.0%
Avient Corp.	15,000	$396,900
Rayonier Advanced Materials Inc.	53,598	171,514	*
Trinseo SA	22,000	564,080
Tronox Holdings PLC, Class A Shares	54,737	430,780

Total Chemicals		1,563,274

Metals & Mining - 1.3%
Alcoa Corp.	36,000	418,680	*
Coeur Mining Inc.	56,741	418,748	*
Haynes International Inc.	14,200	242,678
Schnitzer Steel Industries Inc., Class A Shares	7,500	144,225
SunCoke Energy Inc.	92,800	317,376
Warrior Met Coal Inc.	27,500	469,700

Total Metals & Mining		2,011,407

Paper & Forest Products - 1.2%
Boise Cascade Co.	15,000	598,800
Louisiana-Pacific Corp.	28,000	826,280
Verso Corp., Class A Shares	43,000	339,270

Total Paper & Forest Products		1,764,350

TOTAL MATERIALS		5,339,031

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexander’s Inc.	1,050	257,481
CareTrust REIT Inc.	26,000	462,670
CoreCivic Inc.	33,400	267,200
DiamondRock Hospitality Co.	98,311	498,437
Essential Properties Realty Trust Inc.	24,000	439,680
GEO Group Inc.	35,000	396,900
Global Medical REIT Inc.	32,700	441,450
Hersha Hospitality Trust	18,301	101,388
Industrial Logistics Properties Trust	26,000	568,620
Monmouth Real Estate Investment Corp.	30,000	415,500
Pebblebrook Hotel Trust	26,000	325,780
RLJ Lodging Trust	42,097	364,560
RPT Realty	31,461	171,148
Ryman Hospitality Properties Inc.	9,624	354,163
Sabra Health Care REIT Inc.	25,000	344,625
Summit Hotel Properties Inc.	49,418	255,985
Sunstone Hotel Investors Inc.	79,219	628,999

See Notes to Schedule of Investments.

12	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Tanger Factory Outlet Centers Inc.	32,500	$195,975
Urban Edge Properties	28,900	280,908

Total Equity Real Estate Investment Trusts (REITs)		6,771,469

Real Estate Management & Development - 1.2%
Cushman & Wakefield PLC	13,000	136,630	*
Forestar Group Inc.	10,400	184,080	*
Jones Lang LaSalle Inc.	2,919	279,232
Marcus & Millichap Inc.	14,039	386,353	*
Newmark Group Inc., Class A Shares	41,500	179,280
RE/MAX Holdings Inc., Class A Shares	5,050	165,286
Realogy Holdings Corp.	52,000	490,880	*

Total Real Estate Management & Development		1,821,741

TOTAL REAL ESTATE		8,593,210

UTILITIES - 3.1%
Electric Utilities - 1.8%
ALLETE Inc.	9,100	470,834
IDACORP Inc.	7,700	615,230
Otter Tail Corp.	15,500	560,635
PNM Resources Inc.	12,500	516,625
Portland General Electric Co.	16,393	581,951

Total Electric Utilities		2,745,275

Gas Utilities - 0.7%
National Fuel Gas Co.	7,300	296,307
New Jersey Resources Corp.	14,000	378,280
ONE Gas Inc.	1,800	124,218
Spire Inc.	6,500	345,800

Total Gas Utilities		1,144,605

Multi-Utilities - 0.6%
Avista Corp.	22,000	750,640
Unitil Corp.	3,000	115,920

Total Multi-Utilities		866,560

TOTAL UTILITIES		4,756,440

TOTAL COMMON STOCKS (Cost - $162,766,225)		148,670,697

INVESTMENTS IN UNDERLYING FUNDS - 1.5%
iShares Trust, iShares Russell 2000 ETF (Cost - $2,330,389)	15,106	2,262,728

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $165,096,614)		150,933,425

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report	13

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $842,754)	0.010%	842,754	$842,754

TOTAL INVESTMENTS - 100.0% (Cost - $165,939,368)			151,776,179
Other Assets in Excess of Liabilities - 0.0%††			28,179

TOTAL NET ASSETS - 100.0%			$151,804,358

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index	10	12/20	$737,588	$752,200	$14,612

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	QS U.S. Small Capitalization Equity Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

15

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$2,653,974	—	$0	*	$2,653,974
Health Care	35,353,119	—	0	*	35,353,119
Other Common Stocks	110,663,604	—	—		110,663,604
Investments in Underlying Funds	2,262,728	—	—		2,262,728

Total Long-Term Investments	150,933,425	—	0	*	150,933,425

Short-Term Investments†	842,754	—	—		842,754

Total Investments	$151,776,179	—	$0	*	$151,776,179

Other Financial Instruments:
Futures Contracts	$14,612	—	—		$14,612

Total	$151,790,791	—	—		$151,790,791

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

17